Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Summary of loans, by loan type
Total loans	$ 8,809,826	$ 8,058,961
Commercial, financial and agricultural
Summary of loans, by loan type
Total loans	5,089,721	4,802,622
Real estate - mortgage
Summary of loans, by loan type
Total loans	999,313	938,901
Commercial real estate
Summary of loans, by loan type
Total loans	2,484,454	2,091,622
Consumer
Summary of loans, by loan type
Total loans	49,777	45,121
Foreign
Summary of loans, by loan type
Total loans	$ 186,561	$ 180,695